Income Taxes - Schedule Of Stock Distributions Declared Characterized For Tax (Details) - $ / shares	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Ordinary income dividends	$ 0	$ 284,026,090	$ 383,938,534	$ 352,856,002
Return of capital	0	225,973,910	416,261,466	386,143,998
Cash liquidation distributions	32.25	0	0	0
Total	$ 32.25	$ 510,000,000	$ 800,200,000	$ 739,000,000